Investment Objectives and Goals	Mar. 21, 2025
Invesco FTSE RAFI US 1000 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco RAFI US 1000 ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the RAFI™ Fundamental Select US 1000 Index (the “Underlying Index”).
Invesco FTSE RAFI US 1500 Small-Mid ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco RAFI US 1500 Small-Mid ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the RAFITM Fundamental Select US 1500 Index (the “Underlying Index”).